Subsequent Events (Details) - OceanPal Inc. Predecessors - Diana Wilhelmsen Management Limited - Vessel, Protefs - USD ($) $ in Millions		1 Months Ended
	Sep. 23, 2021	Feb. 28, 2021
Subsequent Event [Line Items]
Litigation settlement expense	$ 2.0
Amount of agreed fine		$ 2.0
Probation period imposed by court	4 years